Maturities Of Time Deposits Included In Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits [Line Items]
2013	$ 103,507
2014	24,349
2015	16,375
2016	6,368
2017	10,326
Thereafter	11
Time Deposits	$ 160,936